ADVANCES RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Disclosure of detailed information about trade and other receivables [Table Text Block]
	December 31,	December 31,
	2023	2022
Supplier prepayments and deposits	273,477	249,652
Loan to KGL and accrued interest	65,896	60,506
Other receivables and employee advances	43,939	23,629
Harmonized Sales Tax receivable	25,417	26,389
	$408,729	$360,176